Other taxes payable	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other taxes payable

16.Other taxes payable

Accounting policy

The Company is subject to taxes, contributions and municipal, state and federal duties, in its respective jurisdictions.

	December 31, 2020	December 31, 2019
Tax amnesty and refinancing program	202,378	213,360
ICMS – State VAT	198,708	161,254
COFINS – Revenue tax	61,930	84,953
PIS – Revenue tax	16,578	19,426
INSS – Social Security	29,515	10,513
ISS – Service tax	1,108	6,753
IOF – Financial tax	873	309
Other	55,254	21,553
	566,344	518,121
Current	417,326	363,051
Non-current	149,018	155,070

The amounts due on non-current liabilities present the following maturity schedule:

	December 31, 2020	December 31, 2019
13 to 24 months	7,254	5,654
25 to 36 months	3,143	4,936
37 to 48 months	1,478	4,486
49 to 60 months	691	3,225
61 to 72 months	134,151	136,558
73 to 84 months	691	48
85 to 96 months	691	48
Thereafter	919	115
	149,018	155,070